Lease - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 23,407	$ 204,750
Operating lease liabilities - current	23,407	90,585
Operating lease liabilities - non-current		109,492
Total operating lease liabilities	23,407	200,077
Operating lease right-of-use assets extinguished and obtained in exchange for operating lease liabilities, respectively	$ 97,122	$ 252,339
Weighted average remaining lease term (years)	3 months 29 days
Weighted average discount rate	3.65%